Other Gains and Losses, Net	12 Months Ended
Dec. 31, 2012
OTHER GAINS AND LOSSES, NET
Other Gains and Losses, Net

The components of other gains and losses, net, are:

$ in millions	2012	2011	2010
Other gains:
Gain on sale of investments	5.3	9.4	9.9
Unrealized gain on trading investments, net	19.7	—	14.2
Gain on sale of CLO management contracts	8.3	—	—
Net foreign exchange gains	0.3	—	—
Settlement of litigation (1)	—	45.0	—
Other realized gains	4.1	—	—
Total other gains	37.7	54.4	24.1
Other losses:
Loss on debt extinguishment	(23.5)	—	—
Other-than-temporary impairment of available-for-sale investments	(0.8)	(1.0)	(7.0)
Unrealized loss on trading investments, net	—	(2.6)	—
Net foreign exchange losses	—	(0.6)	(0.2)
Other realized losses	(5.1)	(1.2)	(1.3)
Total other losses	(29.4)	(5.4)	(8.5)
Other gains and losses, net	8.3	49.0	15.6

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(1)
Included within other gains and losses in the year ended December 31, 2011 is a credit of $45.0 million related to the settlement of litigation arising from the 2007 departure of certain investment professionals to a competitor.